Guarantor and Non-Guarantor Financial Statements - Schedule of Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012		Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Current Assets:
Cash and equivalents	$ 87.5	$ 139.0		$ 135.9	$ 205.1	$ 164.0	$ 63.9
Trade receivables, net	316.5	338.3			262.1
Intercompany receivables	0	0
Inventories	143.2	118.7			130.8
Prepaid expenses and other	84.4	108.7			93.5
Assets held for sale					66.2
Total current assets	631.6	704.7			757.7
Property and equipment, net	807.0	809.7			721.3
Goodwill	1,023.1	1,029.9	[1]		906.0	848.9
Other intangibles, net	381.4	417.7			286.7
Investment in subsidiaries	2.7	1.6			1.4
Deferred income taxes asset	136.6	135.2			114.8
Other assets	38.9	40.2			43.3
Total assets	3,021.3	3,139.0			2,831.2
Current liabilities:
Current portion of long-term obligations & other short-term borrowings	29.6	43.2			28.6
Accounts payable	138.8	134.2			123.7
Intercompany accounts payable	0	0
Other accrued liabilities	220.6	261.9			221.6
Liabilities held for sale					11.6
Total current liabilities	389.0	439.3			385.5
Long-term obligations, less current portion	2,645.6	2,640.3			2,318.0
Intercompany long-term debt	0	0
Pension liability	142.8	140.3			78.5
Deferred income taxes liability	211.8	219.9			192.7
Other liabilities	49.5	49.9			66.4
Shareholder's Deficit:
Total Catalent shareholder's deficit	(417.4)	(350.7)			(213.7)
Noncontrolling interest	0	0			3.8
Total shareholder's deficit	(417.4)	(350.7)			(209.9)	(263.5)	80.5
Total liabilities and shareholder's deficit	3,021.3	3,139.0			2,831.2
Issuer
Current Assets:
Cash and equivalents	1.4	2.7		6.7	3.6	17.7	0.2
Trade receivables, net	0	0
Intercompany receivables	368.9	(406.6)			70.3
Inventories	0	0
Prepaid expenses and other	4.7	19.1			20.5
Total current assets	375.0	(384.8)			94.4
Property and equipment, net	0	0
Goodwill	0	0
Other intangibles, net	0	0
Investment in subsidiaries	2,896.1	3,632.1			3,323.3
Deferred income taxes asset	4.0	4.0			22.3
Other assets	21.0	22.7			31.4
Total assets	3,296.1	3,274.0			3,471.4
Current liabilities:
Current portion of long-term obligations & other short-term borrowings	18.2	17.8			14.4
Accounts payable	0	0
Intercompany accounts payable	1,164.4	1,080.4			1,206.7
Other accrued liabilities	38.1	49.4			49.1
Total current liabilities	1,220.7	1,147.6			1,270.2
Long-term obligations, less current portion	2,579.4	2,574.1			2,300.1
Intercompany long-term debt	(110.7)	(106.5)			69.2
Pension liability	0	0
Deferred income taxes liability	11.6	9.5			27.1
Other liabilities	0	0			18.5
Shareholder's Deficit:
Total Catalent shareholder's deficit	(404.9)	(350.7)			(213.7)
Noncontrolling interest	0	0
Total shareholder's deficit	(404.9)	(350.7)			(213.7)
Total liabilities and shareholder's deficit	3,296.1	3,274.0			3,471.4
Guarantor
Current Assets:
Cash and equivalents	13.3	49.5			33.4
Trade receivables, net	121.6	112.4			71.3
Intercompany receivables	9.7	1,070.5			712.9
Inventories	31.5	24.0			23.1
Prepaid expenses and other	32.6	32.6			24.4
Assets held for sale					66.2
Total current assets	208.7	1,289.0			931.3
Property and equipment, net	365.0	353.8			283.1
Goodwill	332.0	331.4			308.1
Other intangibles, net	95.2	104.1			91.6
Investment in subsidiaries	0	0
Deferred income taxes asset	68.0	68.0			68.1
Other assets	15.3	15.3			8.5
Total assets	1,084.2	2,161.6			1,690.7
Current liabilities:
Current portion of long-term obligations & other short-term borrowings	1.5	7.7			1.6
Accounts payable	42.8	42.6			28.0
Intercompany accounts payable	0	0
Other accrued liabilities	77.4	95.7			72.8
Liabilities held for sale					11.6
Total current liabilities	121.7	146.0			114.0
Long-term obligations, less current portion	25.4	20.9			8.1
Intercompany long-term debt	2.4	2.4			1.7
Pension liability	60.1	55.7			17.0
Deferred income taxes liability	112.0	107.5			102.9
Other liabilities	28.6	29.5			22.5
Shareholder's Deficit:
Total Catalent shareholder's deficit	734.0	1,799.6			1,424.5
Noncontrolling interest	0	0
Total shareholder's deficit	734.0	1,799.6			1,424.5
Total liabilities and shareholder's deficit	1,084.2	2,161.6			1,690.7
Non-Guarantor
Current Assets:
Cash and equivalents	72.8	86.8		115.7	168.1	114.5	59.5
Trade receivables, net	194.9	225.9			190.8
Intercompany receivables	183.5	784.7			908.6
Inventories	111.7	94.7			107.7
Prepaid expenses and other	47.1	57.0			48.6
Total current assets	610.0	1,249.1			1,423.8
Property and equipment, net	442.0	455.9			438.2
Goodwill	691.1	698.5			597.9
Other intangibles, net	286.2	313.6			195.1
Investment in subsidiaries	0	0
Deferred income taxes asset	64.6	63.2			24.4
Other assets	2.6	2.2			4.9
Total assets	2,096.5	2,782.5			2,684.3
Current liabilities:
Current portion of long-term obligations & other short-term borrowings	9.9	17.7			12.6
Accounts payable	96.0	91.6			95.7
Intercompany accounts payable	47.0	79.0
Other accrued liabilities	105.1	116.8			99.7
Total current liabilities	258.0	305.1			208.0
Long-term obligations, less current portion	40.8	45.3			9.8
Intercompany long-term debt	633.4	391.7			414.3
Pension liability	82.7	84.6			61.5
Deferred income taxes liability	88.2	102.9			62.7
Other liabilities	20.9	20.4			25.4
Shareholder's Deficit:
Total Catalent shareholder's deficit	972.5	1,832.5			1,898.8
Noncontrolling interest	0	0			3.8
Total shareholder's deficit	972.5	1,832.5			1,902.6
Total liabilities and shareholder's deficit	2,096.5	2,782.5			2,684.3
Eliminations
Current Assets:
Cash and equivalents	0	0		0	0
Trade receivables, net	0	0
Intercompany receivables	(562.1)	(1,448.6)			(1,691.8)
Inventories	0	0
Prepaid expenses and other	0	0
Total current assets	(562.1)	(1,448.6)			(1,691.8)
Property and equipment, net	0	0
Goodwill	0	0
Other intangibles, net	0	0
Investment in subsidiaries	(2,893.4)	(3,630.5)			(3,321.9)
Deferred income taxes asset	0	0
Other assets	0	0			(1.5)
Total assets	(3,455.5)	(5,079.1)			(5,015.2)
Current liabilities:
Current portion of long-term obligations & other short-term borrowings	0	0
Accounts payable	0	0
Intercompany accounts payable	(1,211.4)	(1,159.4)			(1,206.7)
Other accrued liabilities	0	0
Total current liabilities	(1,211.4)	(1,159.4)			(1,206.7)
Long-term obligations, less current portion	0	0
Intercompany long-term debt	(525.1)	(287.6)			(485.2)
Pension liability	0	0
Deferred income taxes liability	0	0
Other liabilities	0	0
Shareholder's Deficit:
Total Catalent shareholder's deficit	(1,719.0)	(3,632.1)			(3,323.3)
Noncontrolling interest	0	0
Total shareholder's deficit	(1,719.0)	(3,632.1)			(3,323.3)
Total liabilities and shareholder's deficit	$ (3,455.5)	$ (5,079.1)			$ (5,015.2)

[1]	The opening balance is reflective of historical impairment charges related to the Medication Delivery Solutions segment of approximately $158.0 million .